Commitments and Contingencies (Details) - Schedule of Contracted Expenditures Commitments	Jun. 30, 2023 USD ($)
Schedule of Contracted Expenditures Commitments [Abstract]
Service fee commitments	$ 56,644	[1]
Operating lease commitments	3,589,243	[2]
Purchase commitments	3,106,786	[3]
Total	6,752,673
Less than 1 year [Member]
Schedule of Contracted Expenditures Commitments [Abstract]
Service fee commitments	56,644	[1]
Operating lease commitments	1,924,149	[2]
Purchase commitments	3,106,786	[3]
Total	5,087,579
1-3 years [Member]
Schedule of Contracted Expenditures Commitments [Abstract]
Service fee commitments		[1]
Operating lease commitments	1,645,840	[2]
Purchase commitments		[3]
Total	1,645,840
4-5 years [Member]
Schedule of Contracted Expenditures Commitments [Abstract]
Service fee commitments		[1]
Operating lease commitments	19,254	[2]
Purchase commitments		[3]
Total	19,254
More than 5 years [Member]
Schedule of Contracted Expenditures Commitments [Abstract]
Service fee commitments		[1]
Operating lease commitments		[2]
Purchase commitments		[3]
Total

[1]	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander comprised of a monthly fixed service fee and certain other fees as specified in the agreement, which expired in August 2023. In August, 2023, the Company renewed the service agreement with Stander for 2 years.
[2]	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.
[3]	AI Hong Kong entered into various purchase agreements with Shenzhen Intelligent Guardforce Robot Technology Co., Limited and Shenzhen Kewei Robot Technology Co., Ltd. to establish mutual contractual obligations for future purchases of robots. These agreements do not contain the scheduled delivery dates. As of the date of filing, the Company does not intend to execute these agreements until the robot inventories on hand are being sold.